Trading Activities - Summary of Gross Fair Values of Derivative Instruments of Futures and Forward Contracts as Separate Assets and Liabilities (Detail) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Derivative assets	$ 2,824,343	$ 3,024,922
Derivative liabilities	(5,023,872)	(4,976,819)
Futures Contracts [Member]
Derivative [Line Items]
Derivative assets	2,681,939	1,902,324
Total unrealized appreciation on open futures and forward contracts	4,631,978	5,512,072
Derivative liabilities	(1,950,039)	(3,609,748)
Total unrealized depreciation on open futures and forward contracts	(1,950,039)	(3,609,748)
Net unrealized appreciation on open forward contracts	2,681,939	1,902,324
Futures Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Derivative assets	1,806,267	4,810,742
Derivative liabilities	(961,741)	(796,650)
Futures Contracts [Member] | Equity [Member]
Derivative [Line Items]
Derivative assets	1,364,057	64,107
Derivative liabilities	(713,988)	(1,290,733)
Futures Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Derivative assets	74,032	47,763
Derivative liabilities	(8,214)	(77,428)
Futures Contracts [Member] | Interest Rates [Member]
Derivative [Line Items]
Derivative assets	1,387,622	589,460
Derivative liabilities	(266,096)	(1,444,937)
Forward Contracts [Member]
Derivative [Line Items]
Derivative assets	142,404	1,122,598
Total unrealized appreciation on open futures and forward contracts	3,216,237	2,489,669
Derivative liabilities	(3,073,833)	(1,367,071)
Total unrealized depreciation on open futures and forward contracts	(3,073,833)	(1,367,071)
Net unrealized appreciation on open forward contracts	142,404	1,122,598
Forward Contracts [Member] | Commodity [Member]
Derivative [Line Items]
Derivative assets	329,971	550,848
Derivative liabilities	(808,016)	(692,612)
Forward Contracts [Member] | Currencies [Member]
Derivative [Line Items]
Derivative assets	2,886,266	1,938,821
Derivative liabilities	$ (2,265,817)	$ (674,459)